K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

October 12, 2011

VIA EDGAR

Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	GuideStone Funds: MyDestination 2055 Fund – Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the above-named series of GuideStone Funds, a Delaware statutory trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Trust.

The Trust is filing the Post-Effective Amendment to add the MyDestination 2055 Fund (“Fund”) as a new series of the Trust. The Fund operates as an affiliated “fund of funds” that invests primarily in shares of other series of the Trust, and its asset allocation will change over time to meet a specified investment strategy. The Fund has substantially conformed the prospectus and statement of additional information (“SAI”) in the Post-Effective Amendment to the Trust’s combined prospectus contained in Post-Effective Amendment No. 28 to the Trust’s Registration Statement as filed with the SEC on February 25, 2011 (SEC Accession Number 0001193125-11-047043) and to the Trust’s combined SAI contained in Post-Effective Amendment No. 31 to the Trust’s Registration Statement as filed with the SEC on June 17, 2011 (SEC Accession Number 0001193125-11-167889). Accordingly, we request that the SEC staff use the limited review procedures of 1933 Act Release No. 6510 (Feb. 15, 1984).

Prospectus. The disclosure related to the Fund is materially similar to the MyDestination 2045 Fund contained in Post-Effective Amendment No. 28, with the exception of target allocations and ranges, the glide path, and the resulting changes to acquired Fund fees and expenses. There are no material differences from the prospectus filed in the Post-Effective Amendment as compared to the disclosure regarding the Fund’s adviser, service providers and other shareholder information in the combined prospectus filed with Post-Effective Amendment No. 28.

Statement of Additional Information. There are no material differences from the SAI filed in the Post-Effective Amendment as compared to the SAI filed in Post-Effective

U.S. Securities and Exchange Commission

October 12, 2011

Amendment No. 31. Disclosure has been added to the SAI to reflect the addition of the new series to the Trust, where applicable.

Pursuant to Rule 485(a)(2) under the 1933 Act, this Post-Effective Amendment will become effective 75 days after the filing date on December 26, 2011. The Trust respectfully requests that the Staff furnish the Trust with any comments on this filing by December 5, 2011. This will assist the Trust in keeping to its expected commencement of operations date and prospectus printing schedule.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9220.

Sincerely,

/s/ Eric S. Purple

Eric S. Purple

Enclosure

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